599 Lexington Avenue
New York, NY 10022-6069

+1.212.848.4000

VIA EDGAR

April 2, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attn: Mark Cowan

Victory Portfolios — File Nos.: 33-08982 and 811-04852

Dear Mr. Cowan:

On behalf of each of the:

1.                                      Victory Floating Rate Fund;

2.                                      Victory High Income Municipal Bond Fund;

3.                                      Victory RS Mid Cap Growth Fund;

4.                                      Victory RS Small Cap Equity Fund;

5.                                      Victory RS Partners Fund;

6.                                      Victory Integrity Discovery Fund;

7.                                      Victory Integrity Mid-Cap Value Fund;

8.                                      Victory Integrity Small/Mid-Cap Value Fund;

9.                                      Victory INCORE Fund for Income; and

10.                               Victory INCORE Investment Grade Convertible Fund

(together, the “Funds”), each a series of Victory Portfolios (the “Trust” or the “Registrant”), we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, a Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Registrant is filing the Amendment to register a new class of shares of each Fund, called the “Member Class.”  Member Class shares are the same in all material respects as the Fund Shares class of the series portfolios of USAA Mutual Funds Trust (“USAA”), which is part of the Victory Funds complex.  Among other things, Member Class shares have distinct purchase eligibility requirements, which are the same as the USAA Fund Shares class.  The basic expense structure of the Member Class shares and the USAA Fund Shares class are similar (differing only with respect to “other expenses”).  The Registrant expects that Member Class shares will feature free-exchange privileges with respect to other Member Class shares and USAA Fund Shares class offered by other funds in the Victory Funds complex.

USAA (File Nos.: 33-65572 and 811-7852) has filed multiple post-effective amendments to its registration statement on Form N-1A pursuant to Rule 485(a) that included certain funds’ Fund Shares class, including recently on October 1, 2019, available at https://www.sec.gov/Archives/edgar/data/908695/000168386319002466/f1916d2.htm.  This post-effective amendment contains disclosures about the features of the Fund Shares class that are substantially similar to the disclosures in the Amendment concerning the Member Class shares.

SHEARMAN.COM

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

In accordance with the guidance provided by Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”), we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment:

1.                                      No. 168 to the Trust’s Registration Statement on Form N-1A filed on April 29, 2019, with respect to each of the Victory Floating Rate Fund, Victory High Income Municipal Bond Fund, Victory RS Mid Cap Growth Fund, Victory RS Small Cap Equity Fund and Victory RS Partners Fund;

2.                                      No. 170 to the Trust’s Registration Statement on Form N-1A filed on October 25, 2019, with respect to each of the Victory Integrity Discovery Fund, Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund; and

3.                                      No. 173 to the Trust’s Registration Statement on Form N-1A filed on February 27, 2020, with respect to each of the Victory INCORE Fund for Income and Victory INCORE Investment Grade Convertible Fund.

We believe the selective review would serve to expedite the review process for the Fund as well as use the SEC staff’s time more efficiently.  Pursuant to the requirements of IC-13768, the Registrant will file a copy of this letter with the Amendment.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP